Loans receivable	12 Months Ended
Dec. 31, 2023
Loans receivable.
Loans receivable

17.  Loans receivable

Loan provided to MX Capital Ltd.

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the associate for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of a previous shareholder in the total amount of 1,888. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon the consummation of the acquisition of interest in MX Capital Ltd. On the same date, an additional 1,888 was granted to MX Capital Ltd, being the total debt owed to the affiliate of the former shareholder.

The second tranche of the loan for an amount of 13,000 was paid on July 6, 2022 based on the fact that certain conditions were satisfied. Tranches of 16,000 and 6,000 which should have been available for drawing after February 1, 2023 and September 1, 2023, respectively, have not been granted as certain conditions were not met. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Ltd. All amounts granted are due on April 1, 2027.

Loan provided to Castcrown Ltd.

As part of the share purchase agreement with Castcrown Ltd, the Company entered into an unsecured convertible notes agreement on March 30, 2022 for the amount of up to 16,000 at an interest on 7% p.a. with the due date on March 31, 2025. The first tranche of the notes amounting to 1,500 was acquired on April 1, 2022 and the second tranche in the amount of 6,000 was acquired on May 31, 2022. Based on the new agreement concluded on August 31, 2023 the Company acquired additional tranche of 600 at an interest of 7% p.a. Additional notes amounting to 8,500 depending on the achievement by Castcrown Ltd of certain performance targets by December 31, 2024 were not issued as at the date of these consolidated financial statements. The Company can convert the notes no earlier than December 31, 2024, unless Castcrown Ltd has met the performance targets earlier than that.

The fair value of conversion feature amounted to 0 as at December 31, 2022 and December 31, 2023. The loan is accounted at fair value through profit or loss as the criteria for "the contractual terms of the financial asset give rise to cash flows that are solely payments of principal, and interest on the principal amount outstanding” isn’t met as the interest rate on convertible bonds is lower than market rate because the holder of the bond gets the benefit of choosing to take redemption in the form of cash or shares. The contractual cash flows are therefore not solely payments of principal and interest on the principal amount outstanding.

Management has evaluated the remaining undrawn commitments under the loans to Castcrown Ltd and MX Capital Ltd and given that the conditions of the remaining tranches were not expected to be met by the borrowers, the respective traches have not been recognized given that their fair value is nil.

Loan provided to LEVELAPP Ltd.

On June 20, 2023, the Company entered into the loan agreement with LEVELAPP Ltd for 260. On June 20, 2023, the Guarantor, Applife Limited, and the Lender entered into the Deed of Shares Pledge and Assignment.

As part of the share purchase agreement with LEVELAPP Ltd, the Company entered into a secured convertible notes agreement on October 23, 2023. The first tranche of the notes amounting to 678 was acquired on October 26, 2023, 260 of which was repaid by the end of the reporting period. The Company shall acquire additional notes amounting to 312 pending achievement by LEVELAPP Ltd of certain performance targets by January 20, 2024.

Carrying amount of Loans receivable

	December 31, 2023	December 31, 2022
Balance at January 1	3,834	123
New loans granted	1,933	31,659
Repayments of principal	(969)	(746)
Interest charged	1,403	1,404
Interest received	—	—
Foreign exchange (gain) / loss	(18)	40
Expected credit losses/change in fair value	(6,000)	(28,475)
Write-off of loans receivable	(35)	(171)
Balance at December 31	148	3,834

For the year ended December 31, 2023 expected credit losses for loans receivable consist of 4,516 of ECL on the loan receivable to MX Capital Ltd (20,650 for the year ended December 31, 2022) and 685 of ECL on the loan receivable to LEVELAPP Ltd (0 for the year ended December 31, 2022). Change in fair value of loan receivable relates to 799 (7,825 for the year ended December 31, 2022) from the change in the fair value of the loan receivable to Castcrown Ltd.

The change in fair value on the loan receivable to Castcrown Ltd was estimated based on provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management to determine fair value of relevant financial instruments.

The amount of ECL on the loan receivable to MX Capital Ltd was accrued based on provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management to determine fair value of relevant financial instruments. The management also considers that the fair value of the shares pledged equals to 0 in the calculation of ECL.

The amount of ECL on the loan receivable to LEVELAPP Ltd was accrued based on provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on the performance indicators of the company. The management also considers that the fair value of the shares pledged equals to 0 in the calculation of ECL.